Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
U.S. federal statutory rate	35.00%	35.00%
State taxes	(21.84%)	(5.21%)
Sale of NJ NOLS and credits	(68.91%)	0.00%
Change in federal statutory rate	(441.07%)	0.00%
Stock based compensation	(5.48%)	0.00%
Other permanent difference due to sale of NJ NOLs and credits	(24.12%)	0.00%
State research and development credits	2.24%	1.87%
Other	(12.46%)	0.97%
Valuation allowance	467.73%	(32.63%)
Effective tax rate	(68.91%)	0.00%